ACQUISITION OF M2M BUSINESS OF ANYDATA Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 02, 2012 USD ($)	Aug. 02, 2012 EUR (€)	Oct. 16, 2013 M2M Business of ANYDATA [Member] USD ($)	Oct. 16, 2013 M2M Business of ANYDATA [Member] Customer relationships [Member] USD ($)	Oct. 16, 2013 M2M Business of ANYDATA [Member] Existing technology [Member] USD ($)	Oct. 16, 2013 M2M Business of ANYDATA [Member] In-process research and development [Member] USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life				5 years	3 years	2 years
Finite-lived intangible assets acquired	$ 26,160	€ 21,272	$ 1,793	$ 1,284	$ 385	$ 124